Carried Interest Due from Investment Funds (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in the carried interest
Balance at beginning of period			$ 47,723	$ 37,250	$ 37,250
Carried Interest recognized during the period	2,862	2,110	7,599	3,899	10,473	12,596	24,654
Balance at end of period					47,723	37,250
Investment Funds
Activity in the carried interest
Balance at beginning of period	52,460	39,039	47,723	37,250	37,250	24,654
Carried Interest recognized during the period	2,862	2,110	7,599	3,899	10,473	12,596	24,654
Balance at end of period	$ 55,322	$ 41,149	$ 55,322	$ 41,149	$ 47,723	$ 37,250	$ 24,654
Additional disclosures
Number of times when agreement will be extended			3		3
Agreement extensions term			1 year		1 year